Financial risk management (Details 3) $ in Thousands	Dec. 31, 2024 CAD ($)
CAD [Member]
Statement [Line Items]
Cash and cash equivalents	$ 11,759
Trade and other receivables ninty six	196
Trade and other payables	10,960
MXN [Member]
Statement [Line Items]
Cash and cash equivalents	537
Trade and other receivables mxn	3,355
Trade and other payables	$ 11,557